FOREIGN EXCHANGE POSITION	12 Months Ended
Dec. 31, 2017
Foreign Exchange Position [Abstract]
FOREIGN EXCHANGE POSITION

NOTE 40: FOREIGN EXCHANGE POSITION

At December 31, 2017, the EUR equivalent of the assets and liabilities, which are denominated in foreign currency, amounted to EUR 4.149 million (EUR 4.592 million for 2016 and EUR 4.983 million for 2015) and EUR 4.416 million (EUR 4.264 million for 2016 and EUR 4.496 million for 2015), respectively.